MAJOR CUSTOMER (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer Concentration Risk [Member] | Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	63.00%